ACQUISITIONS AND DISPOSITIONS - DISPOSITIONS (Details) CAD in Millions, $ in Millions	1 Months Ended										12 Months Ended
	Aug. 31, 2015 USD ($)	Aug. 31, 2015 CAD	May. 31, 2015 CAD	Nov. 30, 2014 USD ($)	Nov. 30, 2014 CAD	Jul. 31, 2014 USD ($)	Jul. 31, 2014 CAD	Mar. 31, 2014 CAD	Nov. 30, 2013 USD ($)	Nov. 30, 2013 CAD	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD
Acquisitions and Dispositions
Gain resulted from the cash proceeds and disposition of net liabilities held for sale												CAD 46	CAD 4
Gains on dispositions (Note 6)											CAD 94	CAD 38	CAD 18
Frontier Pipeline Company | Disposed of by Sale
Acquisitions and Dispositions
Ownership percent sold	77.80%	77.80%
Cash proceeds from sale of assets	$ 85	CAD 112
Gains on dispositions (Note 6)	$ 53	CAD 70
Certain Crude Oil Pipeline System | Disposed of by Sale
Acquisitions and Dispositions
Cash proceeds from sale of assets			CAD 26
Gains on dispositions (Note 6)			CAD 22
Enbridge Offshore Pipelines | Disposed of by sale, not discontinued operations
Acquisitions and Dispositions
Cash proceeds from sale of assets				$ 7	CAD 7
Gain resulted from the cash proceeds and disposition of net liabilities held for sale				$ 19	CAD 22
Southern Access Extension Project | Disposed of by sale, not discontinued operations
Acquisitions and Dispositions
Ownership percent sold						35.00%	35.00%
Cash proceeds from sale of assets						$ 68	CAD 73
Gain resulted from the cash proceeds and disposition of net liabilities held for sale							CAD 0
Alternative And Emerging Technologies Member | Disposed of by sale, not discontinued operations
Acquisitions and Dispositions
Cash proceeds from sale of assets								CAD 19
Gain resulted from the cash proceeds and disposition of net liabilities held for sale								CAD 16
Storage facility in Kansas | Disposed of by sale, not discontinued operations
Acquisitions and Dispositions
Gains on dispositions (Note 6)									$ 17	CAD 18
Proceeds from disposition (Note 7)									$ 40	CAD 41